Note 28 - Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information in non-controlling interests [text block]
	2023	2022	2021

Current assets	33,126	30,397	33,634
Non-current assets	188,134	172,611	154,003
Current liabilities	(10,277)	(9,583)	(17,261)
Non-current liabilities	(10,901)	(8,062)	(11,535)
Net assets of Blanket Mine (100%)	200,082	185,363	158,841

Carrying amount of NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	24,477	22,409	19,260

Revenue	146,314	142,082	121,329
Profit after tax	27,215	38,389	35,911
Total comprehensive income of Blanket Mine (100%)	27,215	38,389	35,911

Profit allocated to NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	3,580	4,963	4,737
Dividend allocated to NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	(1,512)	(1,814)	(2,001)

Net cash inflow from operating activities	28,087	50,048	41,489
Net cash outflow from investing activities	(28,146)	(37,798)	(29,850)
Net cash outflow from financing activities	(5,017)	(16,506)	(12,817)
Net cash outflow	(5,076)	(4,256)	(1,178)